Contingencies (Narrative) (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 23, 2015	Jun. 29, 2016	Jun. 24, 2015
Guarantor Obligations [Line Items]
Description of material contingencies		No material liabilities have been recorded as of June 29, 2016
Letters of Credit Outstanding, Amount		$ 28.1
Lease Guarantees And Secondary Obligations [Member]
Guarantor Obligations [Line Items]
Loss Contingency, Range of Possible Loss, Maximum, Change During Period	$ (19.0)
Maximum [Member] | Lease Guarantees And Secondary Obligations [Member]
Guarantor Obligations [Line Items]
Loss Contingency, Estimate of Possible Loss		$ 72.9	$ 98.9